Plant and Equipment	6 Months Ended
Jun. 30, 2025
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT
7	PLANT AND EQUIPMENT

	As of January 1, 2024	Addition	As of December 31, 2024	Addition	Disposal	As of June 30, 2025	As of June 30, 2025
	RM	RM	RM	RM	RM	RM	Convenience Translation USD
Plant and equipment, at cost
Equipment & Machine	12,468,561	4,894,732	17,363,293	8,799,751	(1,558,323)	24,604,721	5,840,606
Computer & Handphone	114,419	-	114,419	-	-	114,419	27,160
License	775,901	-	775,901	7,031,639	-	7,807,540	1,853,334
Renovation	43,892	-	43,892	-	-	43,892	10,419
Total cost	13,402,773	4,894,732	18,297,505	15,831,390	(1,558,323)	32,570,572	7,731,519

	As of January 1, 2024	Depreciation for the year	As of December 31, 2024	Depreciation for the year	Disposal for the year	As of June 30, 2025	As of June 30, 2025
	RM	RM	RM	RM	RM	RM	Convenience Translation USD
Accumulated Depreciation
Equipment & Machine	2,230,743	1,576,753	3,807,496	1,127,598	(725,611)	4,209,483	999,236
Computer & Handphone	56,323	22,676	78,999	10,479	-	89,478	21,240
License	64,836	77,590	142,426	273,183	-	415,609	98,656
Renovation	3,793	10,973	14,766	5,487	-	20,253	4,808
Total accumulated depreciation	2,355,695	1,687,992	4,043,687	1,416,747	(725,611)	4,734,823	1,123,940

	As of December 31, 2024	As of June 30, 2025	As of June 30, 2025
	RM	RM	Convenience Translation USD
Carrying Amount
Equipment & Machine	13,555,797	20,395,238	4,841,370
Computer & Handphone	35,420	24,941	5,920
License	633,475	7,391,931	1,754,678
Renovation	29,126	23,639	5,611
Total carrying amount	14,253,818	27,835,749	6,607,579